Intangible Assets, Net	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of June 30,
	2019	2018
Software	$199,984	$207,396
Land use right	2,212,619	2,294,624
Less: accumulated amortization	(185,805)	(111,449)
Intangible assets, net	$2,226,798	$2,390,571

Amortization expense was $78,824, $40,078 and $21,015 for the years ended June 30, 2019, 2018 and 2017, respectively. In connection with the $2.9 million loan from Bank of Communications of China, Dongguan Branch., the Company pledged intangible assets of $2,212,619 as the collateral to secure the loan (See Note 8)

Estimated future amortization expense is as follows:

Year ending June 30,	Amortization expense
2020	$78,340
2021	78,340
2022	78,340
2023	72,881
Thereafter	1,918,897
Total	$2,226,798